Property and Equipment , net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment , net
5. Property and Equipment, net
Property and equipment, net consists of the following (in thousands):

	December 31, 2022	December 31, 2021
Lab equipment	$30	$30
Computer and office equipment	149	127
Furniture and fixtures	61	64
Leasehold improvements	188	—
Construction in process	29	74

	457	295
Less accumulated depreciation and amortization	(216)	(204)

	$241	$91

The Company recorded depreciation and amortization expense of $53,000 and $24,000 for the years ended December 31, 2022 and 2021, respectively.